Employee benefit plans - Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for Pension Plans with ABO and PBO in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Plans with ABO in excess of plan assets:
PBO	¥ 234,399	¥ 242,490
ABO	231,321	238,614
Fair value of plan assets	191,674	159,652
Plans with PBO in excess of plan assets:
PBO	234,399	242,490
ABO	231,321	238,614
Fair value of plan assets	¥ 191,674	¥ 159,652